                             NATIONWIDE MUTUAL FUNDS
                    Nationwide Global Financial Services Fund
                     Nationwide Global Health Sciences Fund
                    Nationwide Global Natural Resources Fund
              Nationwide Global Technology and Communications Fund
                        Nationwide Global Utilities Fund

                       Supplement Dated September 18, 2007
       to the Prospectus dated February 28, 2007 (as revised May 1, 2007)

On  September  17,  2007,  Aberdeen  Asset  Management  Inc.   ("Aberdeen")  and
Nationwide Financial Services,  Inc., Nationwide Fund Advisors and Nationwide SA
Capital Trust  (collectively,  "Nationwide")  entered into a definitive Purchase
Agreement  under which  Aberdeen  agreed to purchase from  Nationwide the active equity portfolio  management business of Nationwide Fund Advisors and Nationwide
SA Capital Trust (the "Transaction").  Portfolio managers,  analysts and support personnel are included in the Transaction,  as well as resources and technology.
The Transaction is expected to close by October 1, 2007.

Nationwide  Fund Advisors is the investment  adviser to Nationwide  Mutual Funds
(the "Trust").  Upon the closing of the  Transaction,  Nationwide  Fund Advisors will  continue to serve as  investment  adviser to the Trust,  and Aberdeen will serve as subadviser to the Nationwide Global Financial Services Fund, Nationwide
Global Health  Sciences  Fund,  Nationwide  Global  Natural  Resources  Fund and
Nationwide Global Technology and Communications Fund (the "Funds"). At a meeting of the Board of Trustees of the Trust held on June 13, 2007,  the Board approved a new  subadvisory  agreement  with  Aberdeen,  in reliance  upon the Manager of
Managers  exemptive  order  the  Trust  has  obtained  from  the  SEC.  The  new subadvisory  agreement with Aberdeen,  which is not affiliated with  Nationwide, will take effect immediately upon the closing of the Transaction and will ensure continued  provision of direct  portfolio  management  advisory  services to the
Funds.  Each Fund's  portfolio  managers,  investment  objective  and  principal strategies  currently  are  expected to remain the same after the closing of the
Transaction.  The  Funds'  investment  advisory  fees also will not  change as a result of the Transaction,  since Nationwide Fund Advisors will pay Aberdeen for its subadvisory services.

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                             NATIONWIDE MUTUAL FUNDS
                       Nationwide Hedged Core Equity Fund
                         Nationwide Market Neutral Fund
                 Nationwide U.S. Growth Leaders Long-Short Fund

                       Supplement Dated September 18, 2007
       to the Prospectus dated February 28, 2007 (as revised May 1, 2007)

On  September  17,  2007,  Aberdeen  Asset  Management  Inc.   ("Aberdeen")  and
Nationwide Financial Services,  Inc., Nationwide Fund Advisors and Nationwide SA
Capital Trust  (collectively,  "Nationwide")  entered into a definitive Purchase
Agreement  under which  Aberdeen  agreed to purchase from  Nationwide the active equity portfolio  management business of Nationwide Fund Advisors and Nationwide
SA Capital Trust (the "Transaction").  Portfolio managers,  analysts and support personnel are included in the Transaction,  as well as resources and technology.
The Transaction is expected to close by October 1, 2007.

Nationwide  Fund Advisors is the investment  adviser to Nationwide  Mutual Funds
(the "Trust").  Upon the closing of the  Transaction,  Nationwide  Fund Advisors will  continue to serve as  investment  adviser to the Trust,  and Aberdeen will serve as subadviser to the Nationwide Hedged Core Equity Fund, Nationwide Market
Neutral Fund and Nationwide U.S.  Growth Leaders  Long-Short Fund (the "Funds").
At a meeting of the Board of  Trustees of the Trust held on June 13,  2007,  the
Board approved a new subadvisory  agreement with Aberdeen,  in reliance upon the
Manager of Managers exemptive order the Trust has obtained from the SEC. The new subadvisory  agreement with Aberdeen,  which is not affiliated with  Nationwide, will take effect immediately upon the closing of the Transaction and will ensure continued  provision of direct  portfolio  management  advisory  services to the
Funds.  Each Fund's  portfolio  managers,  investment  objective  and  principal strategies  currently  are  expected to remain the same after the closing of the
Transaction.  The  Funds'  investment  advisory  fees also will not  change as a result of the Transaction,  since Nationwide Fund Advisors will pay Aberdeen for its subadvisory services.

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                             NATIONWIDE MUTUAL FUNDS
                             Nationwide Growth Fund
                         Nationwide Large Cap Value Fund
                         Nationwide Mid Cap Growth Fund
                                 Nationwide Fund
                       Nationwide Value Opportunities Fund

                       Supplement Dated September 18, 2007
       to the Prospectus dated February 28, 2007 (as revised May 1, 2007)

On  September  17,  2007,  Aberdeen  Asset  Management  Inc.   ("Aberdeen")  and
Nationwide Financial Services,  Inc., Nationwide Fund Advisors and Nationwide SA
Capital Trust  (collectively,  "Nationwide")  entered into a definitive Purchase
Agreement  under which  Aberdeen  agreed to purchase from  Nationwide the active equity portfolio  management business of Nationwide Fund Advisors and Nationwide
SA Capital Trust (the "Transaction").  Portfolio managers,  analysts and support personnel are included in the Transaction,  as well as resources and technology.
The Transaction is expected to close by October 1, 2007.

Nationwide  Fund Advisors is the investment  adviser to Nationwide  Mutual Funds
(the "Trust").  Upon the closing of the  Transaction,  Nationwide  Fund Advisors will  continue to serve as  investment  adviser to the Trust,  and Aberdeen will serve as subadviser to the Nationwide  Fund and the Nationwide  Growth Fund (the
"Funds").  At a meeting of the Board of  Trustees  of the Trust held on June 13,
2007, the Board approved a new subadvisory  agreement with Aberdeen, in reliance upon the Manager of Managers  exemptive  order the Trust has  obtained  from the
SEC. The new subadvisory  agreement with Aberdeen,  which is not affiliated with
Nationwide, will take effect immediately upon the closing of the Transaction and will ensure continued provision of direct portfolio management advisory services to the Funds. Each Fund's portfolio managers, investment objective and principal strategies  currently  are  expected to remain the same after the closing of the
Transaction.  The  Funds'  investment  advisory  fees also will not  change as a result of the Transaction,  since Nationwide Fund Advisors will pay Aberdeen for its subadvisory services.

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                             NATIONWIDE MUTUAL FUNDS
                     Nationwide Mid Cap Growth Leaders Fund
                             Nationwide Leaders Fund
                        Nationwide Small Cap Leaders Fund
                       Nationwide U.S. Growth Leaders Fund
                        Nationwide Worldwide Leaders Fund

                       Supplement Dated September 18, 2007
       to the Prospectus dated February 28, 2007 (as revised May 1, 2007)

On  September  17,  2007,  Aberdeen  Asset  Management  Inc.   ("Aberdeen")  and
Nationwide Financial Services,  Inc., Nationwide Fund Advisors and Nationwide SA
Capital Trust  (collectively,  "Nationwide")  entered into a definitive Purchase
Agreement  under which  Aberdeen  agreed to purchase from  Nationwide the active equity portfolio  management business of Nationwide Fund Advisors and Nationwide
SA Capital Trust (the "Transaction").  Portfolio managers,  analysts and support personnel are included in the Transaction,  as well as resources and technology.
The Transaction is expected to close by October 1, 2007.

Nationwide  Fund Advisors is the investment  adviser to Nationwide  Mutual Funds
(the "Trust").  Upon the closing of the  Transaction,  Nationwide  Fund Advisors will  continue to serve as  investment  adviser to the Trust,  and Aberdeen will serve as  subadviser to the  Nationwide  Leaders Fund,  Nationwide  U.S.  Growth
Leaders Fund, and the value sleeve of the Nationwide Small Cap Leaders Fund (the
"Funds").  At a meeting of the Board of  Trustees  of the Trust held on June 13,
2007, the Board approved a new subadvisory  agreement with Aberdeen, in reliance upon the Manager of Managers  exemptive  order the Trust has  obtained  from the
SEC. The new subadvisory  agreement with Aberdeen,  which is not affiliated with
Nationwide, will take effect immediately upon the closing of the Transaction and will ensure continued provision of direct portfolio management advisory services to the Funds. Each Fund's portfolio managers, investment objective and principal strategies  currently  are  expected to remain the same after the closing of the
Transaction.  The  Funds'  investment  advisory  fees also will not  change as a result of the Transaction,  since Nationwide Fund Advisors will pay Aberdeen for its subadvisory services.

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                             NATIONWIDE MUTUAL FUNDS
                 Nationwide Optimal Allocations Fund: Defensive
                  Nationwide Optimal Allocations Fund: Moderate
              Nationwide Optimal Allocations Fund: Moderate Growth
                   Nationwide Optimal Allocations Fund: Growth
                 Nationwide Optimal Allocations Fund: Specialty

                       Supplement Dated September 18, 2007
       to the Prospectus dated February 28, 2007 (as revised May 1, 2007)

On  September  17,  2007,  Aberdeen  Asset  Management  Inc.   ("Aberdeen")  and
Nationwide Financial Services,  Inc., Nationwide Fund Advisors and Nationwide SA
Capital Trust  (collectively,  "Nationwide")  entered into a definitive Purchase
Agreement  under which  Aberdeen  agreed to purchase from  Nationwide the active equity portfolio  management business of Nationwide Fund Advisors and Nationwide
SA Capital Trust (the "Transaction").  Portfolio managers,  analysts and support personnel are included in the Transaction,  as well as resources and technology.
The Transaction is expected to close by October 1, 2007.

Nationwide  Fund Advisors is the investment  adviser to Nationwide  Mutual Funds
(the "Trust").  Upon the closing of the  Transaction,  Nationwide  Fund Advisors will  continue to serve as  investment  adviser to the Trust,  and Aberdeen will serve as subadviser to each of the Optimal Funds (the "Funds").  At a meeting of the Board of Trustees of the Trust held on June 13, 2007,  the Board  approved a new  subadvisory  agreement  with  Aberdeen,  in  reliance  upon the  Manager of
Managers  exemptive  order  the  Trust  has  obtained  from  the  SEC.  The  new subadvisory  agreement with Aberdeen,  which is not affiliated with  Nationwide, will take effect immediately upon the closing of the Transaction and will ensure continued  provision of direct  portfolio  management  advisory  services to the
Funds.  Each Fund's  portfolio  managers,  investment  objective  and  principal strategies  currently  are  expected to remain the same after the closing of the
Transaction.  The  Funds'  investment  advisory  fees also will not  change as a result of the Transaction,  since Nationwide Fund Advisors will pay Aberdeen for its subadvisory services.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                             NATIONWIDE MUTUAL FUNDS
                            Nationwide Small Cap Fund
                         Nationwide Small Cap Core Fund
                 Nationwide Small Cap Growth Opportunities Fund
                         Nationwide Small Cap Value Fund

                       Supplement Dated September 18, 2007
       to the Prospectus dated February 28, 2007 (as revised May 1, 2007)

On  September  17,  2007,  Aberdeen  Asset  Management  Inc.   ("Aberdeen")  and
Nationwide Financial Services,  Inc., Nationwide Fund Advisors and Nationwide SA
Capital Trust  (collectively,  "Nationwide")  entered into a definitive Purchase
Agreement  under which  Aberdeen  agreed to purchase from  Nationwide the active equity portfolio  management business of Nationwide Fund Advisors and Nationwide
SA Capital Trust (the "Transaction").  Portfolio managers,  analysts and support personnel are included in the Transaction,  as well as resources and technology.
The Transaction is expected to close by October 1, 2007.

Nationwide  Fund Advisors is the investment  adviser to Nationwide  Mutual Funds
(the "Trust").  Upon the closing of the  Transaction,  Nationwide  Fund Advisors will  continue to serve as  investment  adviser to the Trust,  and Aberdeen will serve as subadviser to the Nationwide Small Cap Fund,  Nationwide Small Cap Core
Fund,  Nationwide Small Cap Growth  Opportunities  Fund and Nationwide Small Cap
Value Fund (the  "Funds").  At a meeting of the Board of  Trustees  of the Trust held on June 13,  2007,  the Board  approved a new  subadvisory  agreement  with
Aberdeen, in reliance upon the Manager of Managers exemptive order the Trust has obtained from the SEC. The new subadvisory agreement with Aberdeen, which is not affiliated with Nationwide, will take effect immediately upon the closing of the
Transaction and will ensure continued  provision of direct portfolio  management advisory  services to the Funds.  Each  Fund's  portfolio  managers,  investment objective  and  principal  strategies  currently are expected to remain the same after the closing of the Transaction.  The Funds' investment  advisory fees also will not change as a result of the  Transaction,  since Nationwide Fund Advisors will pay Aberdeen for its subadvisory services.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE